Revenue from Contracts with Customers	12 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
Note 5.  Revenue from Contracts with Customers
The following table summarizes disaggregated revenue by market and product for the year ended June 30, 2019 ($000):

	Twelve Months Ended June 30, 2019
	Compound Semiconductors	Photonic Solutions	Total
Commercial
Direct Ship Parts	$563,102	$631,407	$1,194,509
Services	14,164	7,482	21,646

U.S. Government
Direct Ship Parts	$130,313	$—	$130,313
Services	16,028	—	16,028

Total Revenues	$723,607	$638,889	$1,362,496

Contract Liabilities

Payments received from customers are based on invoices or billing schedules as established in contracts with customers. Contract liabilities relate to billings in advance of performance under the contract. Contract liabilities are recognized as revenue when the performance obligation has been performed. During the year ended June 30, 2019, the Company recognized revenue of $3.4 million related to customer payments that were included in the consolidated balance sheet as of July 1, 2018. As of June 30, 2019, the Company had $19.4 million of contract liabilities recorded in the consolidated balance sheet.